Deferred Tax Liabilities	6 Months Ended
Jun. 30, 2025
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities
13.	Deferred tax liabilities

The following are the major deferred tax liabilities and assets recognized by the group and movements thereon during the current and prior reporting period.

	June 30, 2025	Exchange differences	December 31, 2024
	USD	USD	USD
Deferred tax liabilities:
Deductible temporary differences	(194,157)	(12,061)	(182,096)
Deferred tax assets:
Unutilized tax credits	-	-	-
Net deferred tax liabilities	(194,157)	(12,061)	(182,096)